Leases - Change in the Company's Lease Liabilities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Balance at beginning of the period	$ 3,184	$ 2,521
Additions	1,033	1,046
Remeasurements	142	792
Disposals	(580)	(417)
Payments	(895)	(856)
Foreign exchange effects	(11)	7
Effects of changes in foreign exchange rates	30	91
Balance at end of the period	$ 2,903	$ 3,184